CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Net income of year	$ 118,425,443		$ 135,484,452		$ 219,050,681
Components of other comprehensive income (loss) that will not be reclassified to income for the year, before taxes
Gains (losses) from defined benefit plans	1,454,372		(7,103,125)		5,216,580
Other comprehensive income (loss) that will not be reclassified to income for the year, before taxes	1,454,372		(7,103,125)		5,216,580
Components of other comprehensive income (loss) that will be reclassified to income for the year, before taxes
Gains (losses) on exchange differences on translation	(120,293,386)		9,945,778		109,288,972
Gains (losses) on cash flows hedges	(4,379,170)		(12,415,374)		2,168,254
Other comprehensive income (loss) that will be reclassified to income for the year, before taxes	(124,672,556)		(2,469,596)		111,457,226
Others comprehensive income (loss), before tax	(123,218,184)		(9,572,721)		116,673,806
Income taxes related to components of other comprehensive income (loss) that will not be reclassified to income for the year
Income tax relating to defined benefit plans	(360,233)		1,981,923		(1,444,133)
Income taxes related to components of other comprehensive income (loss) that will not be reclassified to income for the year	(360,233)		1,981,923		(1,444,133)
Income taxes related to components of other comprehensive income (loss) that will be reclassified to income for the year
Income tax relating to cash flows hedges	1,182,375		3,352,151		(585,430)
Income taxes related to components of other comprehensive income (loss) that will be reclassified to income for the year	1,182,375		3,352,151		(585,430)
Total other comprehensive income (loss)	(122,396,042)		(4,238,647)		114,644,243
Comprehensive income	(3,970,599)	[1]	131,245,805	[1]	333,694,924
Comprehensive income attributable to:
Equity holders of the parent	(14,520,253)		114,609,167		306,785,276
Non-controlling interests	10,549,654		16,636,638		26,909,648
Total Comprehensive income (expense)	$ (3,970,599)		$ 131,245,805		$ 333,694,924

[1]	See Note 28 - Common Shareholders’ Equity.